Accrued Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of accrued liabilities
Accrued expenses	$ 15,000	$ 15,000
Accrued salary	866	910
Accrued liabilities	$ 15,866	$ 15,910